UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) – 205-8300

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

Item 1. Reports to Stockholders.

HORIZONS ETF TRUST

Horizons Korea KOSPI 200 ETF

Annual Report

July 31, 2015

Horizons ETF Trust	July 31, 2015
TABLE OF CONTENTS

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objective. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual Shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, Shares are not individually redeemable directly from the Funds. The Funds issue and redeem Shares on a continuous basis, at NAV, only in large blocks of Shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons Korea KOSPI 200 ETF (“HKOR”)	July 31, 2015
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	(Unaudited)

General Review

For the fiscal year ended July 31, 2015, the Horizons Korea KOSPI 200 ETF (“HKOR”)’s net asset value per share had a return of -19.6%. HKOR’s Underlying Index, the KOSPI 200 Index,1 returned -20.43% for the same period on a total return basis. Distributions of $0.51 per share were made to shareholders of HKOR during the fiscal year. Differences between the return of HKOR and the return of its Underlying Index during the Reporting Period were primarily attributable to dividends earned, fees incurred and foreign exchange transactions.

Market Review

During the fiscal year, the Korean equity market, as represented by the KOSPI 200 Index, was down -20.43% on a USD adjusted basis. The decrease is attributed to a variety of factors, including a sluggish world economy, which impacted the Korean export market, uncertainty regarding global interest rates primarily in the US, the relative strength of the US dollar, and economic and market concerns surrounding Korea’s largest trading partner, China.

Rebalancing

Rebalance transactions are undertaken to align the portfolio with the Underlying Index when required on a quarterly basis. During the fiscal year ended July 31, 2015, the portfolio was rebalanced in the second, third and fourth quarters of the fiscal year.

[1]	The Underlying Index is a free float-adjusted, market capitalization weighted index comprised of 200 blue chip companies listed on the Korea Stock Market, which are selected by the Korea Exchange (“KRX”) on the basis of such factors as their market and sector representation and liquidity.

Horizons Korea KOSPI 200 ETF (“HKOR”)	July 31, 2015
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	(Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

The line graph above represents a hypothetical investment of $10,000, made at its inception, in HKOR and the KOSPI Index, assuming the reinvestment of distributions.

		Average Annual Return as of 7/31/15		Expense Ratio *
	Inception Date of the Fund	1 Year	Since Inception	Gross	Net
HKOR	3/4/2014	(19.60)%	(8.72)%	0.38%	0.38%
KOSPI Index	3/4/2014	(20.43)%	(8.71)%

*	Reflects the expense ratio as reported in the Prospectus dated November 28, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HKOR’s most recent month end performance, please visit www.HorizonsETFs.com/USA.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Horizons ETFs Management (USA) LLC for the period stated and is subject to change at any time.

See definition of KOSPI Index in Management’s Discussion of Fund Performance.

Net Asset Value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons Korea KOSPI 200 ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 99.8%
Consumer Discretionary 15.3%
Cheil Industries, Inc. *	327	46,814
Cheil Worldwide, Inc. *	675	11,019
Chokwang Leather Co., Ltd. *	15	1,577
Coway Co., Ltd.	420	35,108
Daekyo Co., Ltd.	213	1,700
Dong Ah Tire & Rubber Co., Ltd.	78	1,633
Global & Yuasa Battery Co., Ltd.	69	2,347
Grand Korea Leisure Co., Ltd.	255	6,560
Halla Visteon Climate Control Corp.	312	9,693
Handsome Co., Ltd.	114	3,873
Hanil E-Hwa Co., Ltd.	51	517
Hankook Tire Co., Ltd.	621	21,549
Hansae Co., Ltd.	135	6,000
Hanssem Co., Ltd.	78	19,800
Hotel Shilla Co., Ltd.	279	30,046
Huvis Corp.	114	840
Hwashin Co., Ltd.	132	694
Hyundai Department Store Co., Ltd.	126	15,885
Hyundai Livart Furniture Co., Ltd.	84	4,559
Hyundai Mobis Co., Ltd.	552	100,728
Hyundai Motor Co.	1,260	160,461
Hyundai Wia Corp.	117	10,700
Ilshin Spinning Co., Ltd.	9	1,550
Kangwon Land, Inc.	1,137	41,447
KIA Motors Corp.	2,112	79,245
Kumho Tire Co., Inc. *	990	5,712
Kyungbang, Ltd.	9	1,850
LF Corp.	159	4,756
LG Electronics, Inc.	852	29,565
Lotte Shopping Co., Ltd.	78	16,800
Mando Corp.	51	2,245
Motonic Corp.	69	687
Nexen Tire Corp.	324	3,877
S&T Motiv Co., Ltd.	66	3,588
Sejong Industrial Co., Ltd.	75	657
Shinsegae Co., Ltd.	63	11,200
SL Corp.	99	1,303
Ssangyong Motor Co., Ltd. *	345	2,654
The Basic House Co., Ltd.	96	1,165
Youngone Corp. *	180	8,970

		709,374

Consumer Staples 10.1%
Able C&C Co., Ltd.	82	1,528
Amorepacific Corp.	264	92,739
Amorepacific Group	231	38,401
Binggrae Co., Ltd.	48	3,376

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Staples, continued
CJ Cheiljedang Corp.	66	23,185
Cosmax, Inc.	57	9,914
Crown Confectionery Co., Ltd.	6	4,123
Daesang Corp.	174	5,287
Dongwon F&B Co., Ltd.	9	3,542
E-Mart Co., Ltd.	174	35,544
FARMSCO *	120	1,985
GS Retail Co., Ltd.	225	10,038
Hite Jinro Co., Ltd.	264	5,043
Korea Kolmar Co., Ltd.	129	11,301
KT&G Corp.	882	82,923
LG Household & Health Care, Ltd.	75	54,936
Lotte Chilsung Beverage Co., Ltd.	4	7,686
Lotte Confectionery Co., Ltd.	6	9,985
Lotte Food Co., Ltd.	6	4,672
Muhak Co., Ltd. *	117	5,360
Namyang Dairy Products Co., Ltd.	3	1,890
Nongshim Co., Ltd.	27	7,165
Orion Corp.	30	29,589
Ottogi Corp.	12	8,431
Sam Lip General Foods Co., Ltd.	18	5,346
Samyang Corp.	33	5,401

		469,390

Energy 1.9%
GS Holdings Corp.	429	16,647
Hankook Shell Oil Co., Ltd.	6	2,364
SK Innovation Co., Ltd. *	555	47,199
S-Oil Corp.	372	19,935

		86,145

Financials 13.6%
BS Financial Group, Inc.	1,729	20,319
Daewoo Securities Co., Ltd.	1,503	18,627
Dongbu Insurance Co., Ltd.	354	16,792
Hana Financial Group, Inc.	2,320	57,802
Hankook Tire Worldwide Co., Ltd.	195	2,917
Hanwha Life Insurance Co., Ltd.	3,633	25,773
Hyundai Securities Co., Ltd.	1,188	8,712
Industrial Bank of Korea	2,292	27,132
KB Financial Group, Inc.	2,943	92,566
Korea Investment Holdings Co., Ltd.	351	18,660
Mirae Asset Securities Co., Ltd. +	240	9,015
Samsung Card Co., Ltd.	291	9,601
Samsung Fire & Marine Insurance Co., Ltd.	285	68,205
Samsung Life Insurance Co., Ltd.	801	73,254

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Financials, continued
Samsung Securities Co., Ltd.	480	21,580
Shinhan Financial Group Co., Ltd.	3,486	125,138
Woori Bank	2,511	20,474
Woori Investment & Securities Co., Ltd.	1,312	12,167

		628,734

Health Care 1.8%
Bukwang Pharmaceutical Co., Ltd.	201	4,544
Chong Kun Dang Pharmaceutical Corp.	57	3,995
Daewoong Pharmaceutical Co., Ltd.	45	3,442
Dong-A Socio Holdings Co., Ltd.	30	4,462
Dong-A ST Co., Ltd.	45	5,346
Green Cross Corp.	48	9,026
Hanmi Pharmaceuticals Co., Ltd. *	51	17,435
Il Dong Pharmaceutical Co., Ltd.	135	3,785
Il Yang Pharmaceutical Co., Ltd. *	96	4,546
Kwang Dong Pharmaceutical Co., Ltd.	285	3,532
LG Life Sciences, Ltd. *	96	5,785
Suheung Co., Ltd.	48	2,004
Yuhan Corp.	69	15,893
Yungjin Pharmaceutical Co., Ltd. *	744	1,450

		85,245

Industrials 11.6%
CJ Corp.	108	28,200
CJ Korea Express Corp. *	75	10,994
Daelim Industrial Co., Ltd.	234	14,880
Daewoo Engineering & Construction Co., Ltd. *	1,740	10,262
Daewoo International Corp.	333	5,892
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	867	5,143
Doosan Corp.	60	5,256
Doosan Engine Co., Ltd. *	321	1,421
Doosan Heavy Industries & Construction Co., Ltd.	489	8,401
Doosan Infracore Co., Ltd. *	1,041	6,771
Hanjin Heavy Industries & Construction Co., Ltd. *	522	2,021
Hyundai Development Co. Engineering & Construction	537	32,128
Hyundai Elevator Co., Ltd. *	102	6,948
Hyundai Engineering & Construction Co., Ltd.	606	17,817
Hyundai Glovis Co., Ltd.	153	25,500
Hyundai Heavy Industries Co., Ltd. *	396	32,832

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, continued
Hyundai Merchant Marine Co., Ltd. *	990	5,297
Hyundai Mipo Dockyard Co., Ltd. *	84	3,891
Hyundai Rotem Co., Ltd. *	384	5,760
IS Dongseo Co., Ltd.	75	5,276
KCC Corp.	42	17,572
KEPCO Engineering & Construction Co., Inc.	81	1,949
KEPCO Plant Service & Engineering Co., Ltd.	186	18,679
Korea Aerospace Industries, Ltd.	558	46,500
Korea Electric Terminal Co., Ltd.	60	5,231
Korean Air Lines Co., Ltd. *	331	9,930
LG Corp.	762	37,774
LG Hausys, Ltd.	54	8,169
LG International Corp.	228	5,612
LS Corp.	147	4,925
LS Industrial Systems Co., Ltd.	138	6,157
S&T Dynamics Co., Ltd.	162	1,606
S-1 Corp.	207	14,915
Samsung C&T Corp.	1,065	51,520
Samsung Engineering Co., Ltd. *	267	6,664
Samsung Heavy Industries Co., Ltd.	1,236	14,578
Samsung Techwin Co., Ltd. *	312	10,160
Samyang Corp.	12	882
SK Holdings Co., Ltd. ^	174	30,785
SK Networks Co., Ltd.	1,245	7,736

		536,034

Information Technology 30.2%
Daeduck Electronics Co., Ltd.	285	1,761
Dongwon Systems Corp.	30	2,949
Hanmi Semiconductor Co., Ltd.	93	819
Hansol Technics Co., Ltd. *	148	2,467
Iljin Materials Co., Ltd. *	132	780
LG Display Co., Ltd.	1,866	35,247
LG Innotek Co., Ltd.	96	6,695
Naver Corp.	213	95,213
NCsoft Corp.	141	26,453
Samsung Electro-Mechanics Co., Ltd.	480	22,277
Samsung Electronics Co., Ltd.	897	908,499
Samsung SDI Co., Ltd.	408	29,920
Samsung SDS Co., Ltd.	253	63,358
Sindoh Co., Ltd.	45	2,308
SK C&C Co., Ltd.	180	47,077
SK Hynix, Inc.	4,758	150,873

		1,396,696

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2015
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, continued
Materials 9.0%
Dongkuk Steel Mill Co., Ltd. *	387	1,998
Foosung Co., Ltd.	354	1,247
Hanil Cement Co., Ltd.	36	3,877
Hansol Chemical Co., Ltd.	69	4,918
Hansol Paper Co., Ltd.	253	1,936
Hanwha Chemical Corp.	744	13,131
Hanwha Corp.	375	15,224
Huchems Fine Chemical Corp.	204	3,967
Hyosung Corp.	192	23,385
Hyundai Steel Co.	606	30,248
KISWIRE, Ltd.	46	2,044
Kolon Industries, Inc.	135	6,312
Korea Petrochemical Industrial Co., Ltd.	21	3,231
Korea Zinc Co., Ltd.	69	29,015
Kukdo Chemical Co., Ltd.	36	2,486
Kumho Petro Chemical Co., Ltd.	153	7,912
LG Chem, Ltd.	372	79,486
Lock & Lock Co., Ltd.	138	1,669
Lotte Chemical Corp.	129	28,721
Moorim P&P Co., Ltd.	288	1,553
Namhae Chemical Corp.	186	1,812
OCI Co., Ltd.	129	10,695
Poongsan Corp.	165	3,709
POSCO	594	99,762
Samkwang Glass	21	1,775
Samsung Fine Chemicals Co., Ltd.	141	4,140
SeAH Besteel Corp.	105	2,971
SeAH Steel Corp.	21	1,231
SK Chemicals Co., Ltd.	120	7,262
SKC Co., Ltd.	168	5,119
Ssangyong Cement Industrial Co., Ltd. *	468	8,020
Taekwang Industrial Co., Ltd.	3	3,115
Unid Co., Ltd.	32	1,531
Young Poong Corp.	3	3,492

		416,994

Telecommunication Services 3.6%
KT Corp. *	1,779	46,528
LG Uplus Corp.	2,376	23,455
SK Telecom Co., Ltd.	453	96,601

		166,584

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Utilities 2.7%
Korea Electric Power Corp.	2,622	114,068
Korea Gas Corp.	309	11,185

		125,253

TOTAL SOUTH KOREA COMMON STOCKS (Cost $5,143,508)		4,620,449

SOUTH KOREA RIGHTS (NM)
Materials 0.0%(NM)
Foosung Co., Ltd., 9/4/15	31	28

TOTAL SOUTH KOREA RIGHTS (Cost $—)		28

TOTAL INVESTMENTS (Cost $5,143,508) — 99.8%		4,620,477
Other Net Assets (Liabilities) 0.2%		10,640

NET ASSETS 100.0%		$4,631,117

*	Non-income producing security

^	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2015. The total of all such securities represent 0.66% of the net assets of the Fund.

+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

(NM)	Not meaningful, amount less than 0.05%.

The Horizons KOSPI 200 ETF was invested in the following sectors as of July 31, 2015:

	Value	% of Net Assets
Information Technology	$1,396,696	30.2%
Consumer Discretionary	709,374	15.3%
Financials	628,734	13.6%
Industrials	536,034	11.6%
Consumer Staples	469,390	10.1%
Materials	417,022	9.0%
Telecommunication Services	166,584	3.6%
Utilities	125,253	2.7%
Energy	86,145	1.9%
Health Care	85,245	1.8%
Other Net Assets (Liabilities)	10,640	0.2%

Total	$4,631,117	100.0%

See Notes to Financial Statements.

Horizons ETF Trust	July 31, 2015
STATEMENT OF ASSETS AND LIABILITIES

Horizons Korea KOSPI 200 ETF

Assets
Investments, at value (Cost $5,143,508)	$4,620,477
Cash	256,528
Dividends receivable	2,534
Receivable for investments sold	11,404

Total Assets	4,890,943

Liabilities
Payable to authorized participant	249,514
Payable for investments purchased	8,971
Management fees payable	1,341

Total Liabilities	259,826

Net Assets	$4,631,117

Net Assets consist of
Capital	$5,288,507
Accumulated net investment income (loss)	1,353
Accumulated net realized gains (losses) on investments and foreign currency	(135,654)
Net unrealized appreciation (depreciation) on investments and foreign currency	(523,089)

Net Assets	$4,631,117

Net Assets	$4,631,117
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	152,860
Net Asset Value	$30.30

See Notes to Financial Statements.

Horizons ETF Trust	For the Year Ended July 31, 2015
STATEMENT OF OPERATIONS

Horizons Korea KOSPI 200 ETF

Investment Income
Dividend income (net of withholding tax of $15,115)	$72,567

Total Investment Income	72,567

Expenses
Management fees	16,636

Total Expenses	16,636

Net Investment Income (Loss)	55,931

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions	(115,874)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,018,037)

Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(1,133,911)

Change in Net Assets Resulting From Operations	$(1,077,980)

See Notes to Financial Statements.

Horizons ETF Trust	July 31, 2015
STATEMENTS OF CHANGES IN NET ASSETS

	Horizons Korea KOSPI 200 ETF
	Year Ended July 31, 2015	For the period March 4, 2014(a) through July 31, 2014

From Investment Activities

Operations
Net investment income (loss)	$55,931	$(907)
Net realized gains (losses) on investments and foreign currency transactions	(115,874)	3,892
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,018,037)	494,948

Change in net assets resulting from operations	(1,077,980)	497,933

Distributions to Shareholders from
Net investment income	(74,935)	—
Net realized gains on investments and foreign currency transactions	(2,408)	—

Change in net assets from distributions	(77,343)	—

Capital Transactions
Proceeds from shares issued	1,584,952	5,252,281
Cost of shares redeemed	(1,648,826)	—

Change in net assets resulting from capital transactions	(63,874)	5,252,281

Change in net assets	(1,219,197)	5,750,214

Net Assets
Beginning of period	$5,850,314	$100,100	(b)

End of period	$4,631,117	$5,850,314

Accumulated net investment income (loss)	$1,353	$578

Share Transactions
Issued	50,000	150,000
Redeemed	(50,000)	—

Change in Shares	—	150,000

(a)	Commencement of operations.

(b)	Beginning capital of $100,100 was contributed from the Adviser in exchange for 2,860 shares of Horizons KOSPI 200 ETF in connection with commencement of operations.

See Notes to Financial Statements.

Horizons ETF Trust
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholder From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Total return at market(a)(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000’s)	Portfolio Turnover(a)
Horizons Korea KOSPI 200 ETF
Year Ended July 31, 2015	$38.27	0.44	(7.90)	(7.46)	(0.49)	(0.02)	(0.51)	$30.30	(19.60)%	(19.90)%	0.38%	1.28%	$4,631	46%
March 4, 2014(e) through July 31, 2014	$35.00	(0.01)	3.28	3.27	—	—	—	$38.27	9.34%	9.94%	0.38%	(0.04)%	$5,850	1%

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See Notes to Financial Statements.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of July 31, 2015, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, “Financial Services — Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2015, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Level 3	Total Investments

Investment Securities:
South Korea Common Stocks
Industrials	$505,249	$30,785	$—	$536,034
All Other Common Stocks	4,084,415	—	—	4,084,415
Rights	—	28	—	28
Total Investments	$4,589,664	$30,813	$—	$4,620,477

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

Transfers that occurred between Level 2 and Level 1 were due to the application of fair value procedures as follows:

Korea Fund	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Investment Securities:
South Korea Common Stocks	$30,785	$517

For the year ended July 31, 2015, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recorded on the ex-dividend date and the amounts shown in the Statement of Operations is net of any foreign taxes withheld on income from foreign securities.

Korean-based corporations have generally adopted calendar year-ends, and their interim and final corporate actions are normally approved, finalized and announced after the ex-dividend dates. Generally, a Korean-based corporation’s dividend is estimated and recorded by the Korea Fund on the ex-dividend date, principally in December (and to a much lesser extent — in June), and paid in the following calendar quarter. Any subsequent adjustments thereto by Korean corporations are recorded when announced. Certain other dividends and related withholding taxes, if applicable, from Korean securities may be recorded subsequent to the ex-dividend date as soon as the Korea Fund is informed of such dividends and taxes. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Korea Fund qualifies as a regulated investment company.

Management of the Korea Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Korea Fund to record a tax liability and, therefore, there is no impact to the Korea Fund’s financial statements.

Distributions to Shareholders

The Trust declares and pays dividends on net investment income, if any, semi-annually. The Trust also makes distributions of net capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Horizons ETFs Management (USA) LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Management Agreement (the “Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

For the services it provides to the Korea Fund, the Adviser receives a fee, which is calculated daily and paid monthly at the rate of 0.38% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Trust other than the management fee, distribution fees and expenses pursuant to the Trust’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser”) entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the China Fund and the Korea Fund. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-advisor and is responsible for making investment decisions and will continuously review, supervise, and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Trust’s Adviser.

Brokerage Commissions

For the year ended July 31, 2015, the Korea Fund paid approximately $59, on the execution of purchases and sales of portfolio investments, to broker/dealers affiliated with the Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Shares of any Fund. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

No fees are currently charged to the Korea Fund under the Distribution and Services Plan. These fees may only be imposed only after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Trust pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Trust pursuant to a Custodial and Agency Services Agreement.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)

Officers of the Trust

Certain officers of the Trust are also employees of the Adviser and affiliates of the Distributor.

4. Investment Transactions

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the Korea Fund for the year ended July 31, 2015 aggregated $2,029,915 and $2,036,239, respectively.

5. Capital Share Transactions

Shares of each Fund, after commencing operations, are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because a Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Continued)

Country Concentration Risk: To the extent that the Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the tax year ended July 31, 2015:

	Accumulated Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
Korea Fund	$19,779	$(19,779)

As of the tax year ended July 31, 2015, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
Korea Fund	$117,019	$8,080	$125,099

The tax character of distributions paid to shareholders during the tax year ended July 31, 2015 was as follows:

	Distributions paid from
	Ordinary Income	Total Distributions Paid
Korea Fund	$77,343	$77,343

As of tax year ended July 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
Korea Fund	$9,778	$(125,099)	$(542,069)	$(657,390)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and investments in PFICs.

Horizons ETF Trust	July 31, 2015
NOTES TO FINANCIAL STATEMENTS (Concluded)

At July 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Korea Fund	$5,162,487	$293,396	$(835,406)	$(542,010)

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Horizons ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Horizons Korea KOSPI 200 ETF

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments of Horizons Korea KOSPI 200 ETF (one of the series constituting the Horizons ETF Trust) (the “Fund”) as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizons Korea KOSPI 200 ETF at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

September 28, 2015

Horizons ETF Trust	July 31, 2015
DISCLOSURE OF FUND EXPENSES	(Unaudited)

All Exchange-Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — not the Fund’s actual return — the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 2/1/15	Actual Ending Account Value 7/31/15	Hypothetical Ending Account Value 7/31/15	Actual Expenses Paid During the Period 2/1/15 - 7/31/15(*)	Hypothetical Expenses Paid During the Period 2/1/15 - 7/31/15(*)	Annualized Expense Ratio During Period 2/1/15 - 7/31/15
Korea Fund	$1,000.00	$914.30	$1,022.91	$1.80	$1.91	0.38%

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Horizons ETF Trust	July 31, 2015
OTHER INFORMATION	(Unaudited)

Index/Trademark Licenses/Disclaimers

THE KOREA EXCHANGE (“KRX”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN AND KRX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KRX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN TO LICENSEE, PURCHASERS OF THE FINANCIAL PRODUCTS LINKED TO THE KOSPI 200 INDEX, OR ANY OTHER PERSON OR ENTITY THAT USES THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. KRX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF ERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KRX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

KRX makes no representation or warranty, express or implied, to the owners of the financial products linked to the KOSPI 200 Index or any member of the public regarding the advisability of investing in securities generally or in the products particularly or the ability of the KOSPI 200 Index to track general stock market performance (profitability). KRX’s only relationship to the licensee is the licensing of certain trademarks and trade names of KRX and of the KOSPI 200 Index which is determined, composed and calculated by KRX without regard to the licensee or the content of the product. KRX has no obligation to take the needs of the licensee or the owners of the financial products linked to the KOSPI 200 Index into consideration in determining, composing or calculating the KOSPI 200 Index. KRX is not responsible for and has not participated in the determination of the timing of the issuance or sale of the derivative products linked to the KOSPI 200 Index or in the determination or calculation of the equation by which the derivative products linked to the KOSPI 200 Index is to be converted into cash. KRX has no obligation or liability to the owners of the financial products linked to the KOSPI 200 Index in connection with the administration, marketing or trading of the product.

Horizons ETF Trust	July 31, 2015
ADDITIONAL INFORMATION	(Unaudited)

Additional Federal Income Tax Information

For the year ended July 31, 2015, the Fund declared short-term capital gains distributions of $2,408.

For the year ended July 31, 2015, dividends paid to the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.8%. Complete information will be reported in conjunction with the 2015 Form 1099-DIV. For the year ended July 31, 2015, the Fund designated 25.94 % of its ordinary income dividend distributions as qualified dividend income.

Premium/Discount Information

The chart below details the relationship of the net asset value (“NAV”) of the Fund and the market price per Share on days when the market was open during the fiscal year. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for the Fund’s Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of the Fund’s Shares is typically slightly higher or lower than its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of the Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy the Fund’s shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

Korea Fund

From August 1, 2014 through July 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	—%
Greater than 1.5% and Less than 2.0%	1	0.38
Greater than 1.0% and Less than 1.5%	8	3.07
Greater than 0.5% and Less than 1.0%	26	9.96
Between 0.5% and -0.5%	150	57.47
Less than -0.5% and Greater than -1.0%	55	21.07
Less than -1.0% and Greater than -1.5%	16	6.13
Less than -1.5% and Greater than -2.0%	5	1.92
Less than -2.0%	—	—

	261	100.00%

Horizons ETF Trust	July 31, 2015
TRUSTEES	(Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years

Interested Trustee
Robert E. Shea * 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1966)	Trustee	Since 2015	Director and Executive Vice President of Horizons ETFs Management (USA) LLC since 2012; Chief Operating Officer of Mirae Asset Global Investments (USA) LLC since March 2013 and Head of Finance and Operations from July 2009 to March 2013; Chief Financial Officer of Gradient Partners, LP from September 2004 to June 2009.	3	None

Independent Trustees
Charles A. Baker c/o Horizons ETF Trust 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1953)	Trustee	Since 2014	Chief Executive Officer of Investment Innovations LLC (investment consulting) since 2013; Managing Director of NYSE Euronext from 2003 to 2012.	3	None
Karl-Otto Hartmann c/o Horizons ETF Trust 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1955)	Trustee	Since 2014	Founder and Principal of 40Act.com, LLC (legal and compliance publishing) since 2012; Founder and Chief Executive Officer of IntelliMagic LLC (strategic, business and compliance consulting for investment companies, investment advisors and start-up companies) since 2005; Founder and Principal of Fund Directors’ Counsel (legal services) from 2009 to 2012; Adjunct Professor at Suffolk University Law School since 2007.	3	FocusShares Trust (fifteen portfolios), from 2008 to 2012; The Thirty-Eight Hundred Fund, LLC (one portfolio), from 2008 to 2012.

*	Mr. Shea is an “interested person” of the Funds within the meaning of Section 2(a)(19) of the 1940 Act due to his position as Director and Managing Director of the Funds’ Adviser.

Horizons ETF Trust	July 31, 2015
OFFICERS	(Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert E. Shea 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1966)	President	Since 2014	Director and Executive Vice President of Horizons ETFs Management (USA) LLC since 2012; Chief Operating Officer of Mirae Asset Global Investments (USA) LLC since March 2013 and Head of Finance and Operations from July 2009 to March 2013; Chief Financial Officer of Gradient Partners, LP from September 2004 to June 2009.
Christopher W. Roleke 10 High Street Suite 302 Boston, Massachusetts 02110 (1972)	Treasurer	Since 2014	Managing Director, Foreside Management Services, LLC since 2011; Assistant Vice President, JP Morgan Investor Services Co. from 2006 to 2011.
Ann Edgeworth 10 High Street Suite 302 Boston, Massachusetts 02110 (1961)	Chief Compliance Officer	Since 2014	Managing Director, Foreside Compliance Services, LLC since 2010; Vice President, State Street from 2007 to 2010; Director, Investors Bank & Trust from 2004 to 2007.
Thomas N. Calabria 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1968)	Secretary	Since 2014

Chief Compliance Officer of Horizons ETFs

Management (USA) LLC and Mirae Asset Global

Investments (USA) LLC since May 2014; Chief

Compliance Officer of Burnham Asset Management

from 2007 to May 2014 and Burnham Investors Trust

from 2006 to May 2014.

The Trust’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.HorizonsETFs.com/USA

HORIZONS ETF TRUST

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Investment Adviser:

Horizons ETFs Management (USA) LLC

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Investment Sub-Adviser:

Mirae Asset Global Investments (Hong Kong) Ltd.

Level 15, Three Pacific Place, 1 Queen’s Road East

Hong Kong, Hong Kong

Legal Counsel:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Proxy Voting Information

A description of Horizons ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how the Trust voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Horizon ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Charles A. Baker, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2014 $23,500

2015 $19,100

Audit fees, paid to Ernst & Young LLP, relate to the audit of the registrant’s annual financial statements and the audit of the opening balance sheet.

(b)	Audit-Related Fees:

2014 $0

2015 $0

Audit-related fees, paid to Ernst & Young LLP, relate to the contents issued and included with the registrant’s post-effective statements.

(c)	Tax Fees:

2014 $5,800

2015 $5,975

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Ernst & Young LLP.

(d)	All Other Fees:

2014 $0

2015 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)  2014 0%

2015 0%

(f)	Not applicable.

(g)	2014 $154,000

2015 $200,900

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Baker (chairman) and Karl-Otto Hartmann, each of whom are independent trustees of the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date October 1, 2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date October 1, 2015